GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Single Customer [Member] | Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.00%	10.00%